Derivative Instruments (Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)) (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$ 537		$ (4,195)		$ 131
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(164)	[1]	3,101	[2]	451
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(4,187)	[3]
Income (loss) adjustment to foreign exchange	(921)		(3,314)
Gain (loss) adjustment to net interest expense	457		1,162
Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	1,011		(901)		131
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(628)	[1]	949	[2]	451
Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			(3,294)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			2,152	[2]
Settled Cross-Currency Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(294)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	1,436	[1]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	(4,187)	[3]
Outstanding Cross-Currency Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(180)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (972)	[1]

[1]	The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swaps is disclosed in the consolidated income statement as follows: a loss of $921 as an adjustment to foreign exchange results and a gain of $457 as an adjustment to net interest expense.
[2]	The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.
[3]	Related to the loss incurred in connection with the settlement of the cross-currency interest rate swap agreement before its maturity. This result is recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.